Business Combination - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	Oct. 28, 2021	Apr. 06, 2021	Dec. 31, 2021
Business Acquisition [Line Items]
Prepaid assets			$ 43
Accrued liabilities			$ 245
Merger Agreement With Mountain Crest Acquisition Corp. II [Member]
Business Acquisition [Line Items]
Date of acquisition agreement		Apr. 06, 2020
Funding upon payments	$ 59,000
Aquired exchange outstanding shares	15,174,729
Exchange ratio	0.00948%
Transaction totaling cost	$ 16,724
Merger Agreement With Mountain Crest Acquisition Corp. II [Member] | PIPE Shares [Member]
Business Acquisition [Line Items]
Aggregate shares		5,000,000
Share price		$ 10.00
Merger Agreement With Mountain Crest Acquisition Corp. II [Member] | PIPE Financing [Member]
Business Acquisition [Line Items]
Aggregate shares	5,000,000
Share price	$ 10.00
Aggregate gross proceeds	$ 50,000